Corporate Income Taxes- Reconciliation of Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory rate	$ 3,394	$ 3,364
Lower average tax rate applicable to subsidiaries and foreign branches	(375)	(245)
Tax-exempt income from securities	(284)	(236)
Deferred income tax effect of substantively enacted tax rate changes		(2)
Other, net	23	(10)
Total income taxes and effective tax rate	$ 2,758	$ 2,871
Income taxes at Canadian statutory rate	26.20%	26.20%
Lower average tax rate applicable to subsidiaries and foreign branches	(2.90%)	(1.90%)
Tax-exempt income from securities	(2.20%)	(1.80%)
Other, net	0.20%	(0.10%)
Total income taxes and effective tax rate	21.30%	22.40%